GOODWILL	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
GOODWILL [Text Block]

16. GOODWILL

Goodwill was recorded on the Company's acquisition of Curis Holdings (Canada) Ltd. ("Curis") in 2014 which at the time indirectly owned 100% of the Florence Copper Project. During the year ended December 31, 2023, the carrying value of the goodwill decreased by $122 as a result of foreign currency translation.

The Company performed an annual goodwill impairment test and the recoverable amount of the Curis CGU was calculated to be higher than its carrying amount and no impairment loss was recognized.